UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 132.3%
Corporate — 15.7%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$1,000	$986,410
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	550	584,155
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (a):
7.63%, 8/01/25	3,200	2,959,968
7.75%, 8/01/31	4,000	3,700,120
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	5,850	5,945,823
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	7,250	7,330,475
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	7,000	7,019,670
		28,526,621
County/City/Special District/School District — 27.9%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	1,100	1,088,703
Buffalo & Erie County Industrial Land Development Corp., RB, Buffalo State College Foundation Housing Corp., 5.38%, 10/01/41	140	145,604
City of New York, GO, Series A-1, 5.00%, 8/01/35	1,000	1,071,670
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	750	811,740
Series C, 5.38%, 3/15/12 (b)	5,000	5,095,900
Series D, 5.38%, 6/01/12 (b)	15	15,449
Series D, 5.38%, 6/01/32	2,485	2,543,373
Sub-Series G-1, 6.25%, 12/15/31	500	584,960
Sub-Series I-1, 5.38%, 4/01/36	1,750	1,918,332

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	$7,425	$7,303,453
(AGM), 5.00%, 2/15/47	1,000	1,002,690
(NPFGC), 4.50%, 2/15/47	970	879,518
Metropolitan Transportation Authority, RB, Transportation, Series D, 5.00%, 11/15/34	800	828,824
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 7/01/31	1,900	1,994,981
New York City Industrial Development Agency, RB:
CAB, Yankee Stadium, PILOT, 6.22%, 3/01/45 (c)	1,500	214,545
CAB, Yankee Stadium, PILOT (AGC), 6.08%, 3/01/42 (c)	1,960	338,923
Marymount School of New York Project (ACA), 5.13%, 9/01/21	750	765,795
Marymount School of New York Project (ACA), 5.25%, 9/01/31	500	504,305
Queens Baseball Stadium, PILOT (AGC), 6.38%, 1/01/39	150	160,328
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/36	4,900	4,250,603
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/39	500	426,830
Royal Charter, New York Presbyterian (AGM), 5.25%, 12/15/32	1,550	1,587,464
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	650	693,680
Series S-2 (NPFGC), 4.25%, 1/15/34	1,700	1,661,648
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	250	253,735
5.00%, 11/15/44	9,660	9,747,616

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
Radian	Radian Group, Inc.
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project:
5.63%, 7/15/47	$2,000	$2,010,900
6.38%, 7/15/49	1,200	1,245,204
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	787,935
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	395	412,818
Saint Lawrence County Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	275	291,687
		50,639,213
Education — 28.1%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (d)(e):
7.00%, 5/01/25	910	227,536
7.00%, 5/01/35	590	147,524
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	875	884,538
Dutchess County Industrial Development Agency New York, Refunding RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	7,000	6,348,790
Madison County Industrial Development Agency New York, RB:
Colgate University Project, Series B, 5.00%, 7/01/33	2,000	2,034,100
Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	275	258,068
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,165	1,191,492
New York City Industrial Development Agency, RB, New York University Project (BHAC), 5.00%, 7/01/41	4,500	4,501,350
New York City Trust for Cultural Resources, Refunding RB, Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,071,100
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	155	168,172
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	750	821,933

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
New York State Dormitory Authority, RB (concluded):
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	$210	$227,409
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,074,850
Mount Sinai School of Medicine, 5.13%, 7/01/39	2,000	2,039,860
New School University (NPFGC), 5.00%, 7/01/41	7,500	7,501,875
New School University (AGM), 5.50%, 7/01/43	1,500	1,592,190
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	1,440	1,756,166
New York University, Series 2 (AMBAC), 5.00%, 7/01/41	4,000	4,000,480
New York University, Series A (AMBAC), 5.00%, 7/01/37	1,000	1,044,530
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	1,000	1,101,820
University of Rochester, Series A, 5.13%, 7/01/39	850	894,769
University of Rochester, Series A, 5.75%, 7/01/39 (f)	650	604,201
University of Rochester, Series B, 5.00%, 7/01/39	500	512,770
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	475	511,832
Skidmore College, Series A, 5.00%, 7/01/27	190	205,574
Skidmore College, Series A, 5.00%, 7/01/28	75	80,586
Skidmore College, Series A, 5.25%, 7/01/29	85	92,307
Teachers College, 5.50%, 3/01/39	450	480,713
Yeshiva University, 5.00%, 9/01/34	275	277,643
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	1,000	1,009,710
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	700	757,526
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	2,250	2,274,007
Juilliard School, 5.00%, 1/01/39	2,100	2,220,225

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
Westchester County Industrial Development Agency New York, RB, Windward School Civic Facility (Radian), 5.25%, 10/01/31	$2,500	$2,445,525
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	625	661,188
		51,022,359
Health — 10.2%
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/40	300	306,957
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	500	429,405
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,131,407
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	750	780,503
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	200	216,026
New York University Hospital Center, Series A, 5.00%, 7/01/36	3,390	3,264,197
New York University Hospital Center, Series A, 6.00%, 7/01/40	500	521,205
New York University Hospital Center, Series B, 5.63%, 7/01/37	530	538,554
North Shore-Long Island Jewish Health System, 5.50%, 5/01/13 (b)	2,000	2,153,560
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	1,750	1,763,160
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	1,775	1,826,581
Nysarc Inc., Series A, 6.00%, 7/01/32	575	619,160
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,385	1,424,140
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	1,100	1,136,828

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	$1,175	$1,102,009
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, Series B, 6.00%, 11/01/30	375	390,060
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	1,000	998,470
		18,602,222
Housing — 4.9%
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 97, 5.50%, 4/01/31	1,905	1,905,552
Series 101, 5.40%, 4/01/32	4,465	4,466,027
New York State HFA, RB, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,500	1,464,960
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	1,000	1,015,540
		8,852,079
State — 4.2%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	600	678,288
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	1,850	1,888,739
New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series B (AMBAC), 5.00%, 2/15/35	4,855	4,993,902
		7,560,929
Tobacco — 5.2%
New York Counties Tobacco Trust III, RB, Tobacco Settlement Pass-Thru, Turbo, 6.00%, 6/01/43	3,700	3,167,311
Rensselaer Tobacco Asset Securitization Corp., RB, Asset-Backed, Series A, 5.75%, 6/01/43	2,500	2,062,200
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 8/15/43	5,000	4,122,650
		9,352,161
Transportation — 24.9%
Hudson Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	1,000	1,002,690
Series A, 5.75%, 2/15/47	1,250	1,323,637
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	1,000	1,170,750

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.13%, 1/01/29	$820	$837,581
Series A, 5.00%, 11/15/30	12,000	12,390,240
Series A, 5.13%, 11/15/31	8,000	8,124,000
Transportation, Series F (NPFGC), 5.00%, 11/15/31	1,000	1,014,240
New York City Industrial Development Agency, RB, Airis JFK I LLC Project, Series A, AMT, 5.50%, 7/01/28	9,000	7,765,740
Port Authority of New York & New Jersey, RB:
Consolidated, 116th Series, 4.13%, 9/15/32	500	489,355
Consolidated, 124th Series, AMT, 5.00%, 8/01/36	2,000	2,000,680
JFK International Air Terminal, 6.00%, 12/01/42	1,000	1,045,720
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/13	1,000	1,045,320
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	7,000	6,930,140
		45,140,093
Utilities — 11.2%
Long Island Power Authority, RB, General:
Series A (AGM), 5.00%, 5/01/36	500	524,275
Series C (CIFG), 5.25%, 9/01/29	2,000	2,218,940
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	4,000	4,404,840
New York City Municipal Water Finance Authority, RB:
Second General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	5,300	5,719,654
Series B, 5.00%, 6/15/36	750	781,012
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,075,300
Series D, 5.00%, 6/15/39	5,000	5,230,450
New York State Environmental Facilities Corp., RB, Revolving Funds, New York City Municipal Water, 5.00%, 6/15/36	350	375,687
		20,330,158
Total Municipal Bonds in New York		240,025,835
Guam — 0.9%
State — 0.6%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	1,005,114

Municipal Bonds	Par (000)	Value
Guam (concluded)
Utilities — 0.3%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	$600	$592,770
Total Municipal Bonds in Guam		1,597,884
Puerto Rico — 10.0%
County/City/Special District/School District — 0.9%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A (AGM), 5.00%, 8/01/40	1,000	1,017,510
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.76%, 8/01/41 (c)	3,500	544,985
		1,562,495
Housing — 1.4%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,500	2,590,700
State — 5.0%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series D:
5.25%, 7/01/12 (b)	3,400	3,510,602
5.25%, 7/01/36	1,600	1,575,952
Puerto Rico Public Finance Corp., RB, Commonwealth Appropriation, Series E, 5.50%, 2/01/12 (b)	1,000	1,012,990
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.40%, 8/01/32 (c)	1,685	479,450
First Sub-Series A, 5.75%, 8/01/37	2,000	2,096,540
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.97%, 8/01/43 (c)	2,500	339,525
		9,015,059
Transportation — 1.8%
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/26 (b)	105	108,299
Series AA-1 (AGM), 4.95%, 7/01/26	145	147,858
Series CC (AGM), 5.50%, 7/01/30	2,750	2,988,947
		3,245,104
Utilities — 0.9%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	1,100	1,142,680

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	4

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Utilities (concluded)
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/29	$500	$513,925
		1,656,605
Total Municipal Bonds in Puerto Rico		18,069,963
Total Municipal Bonds – 143.2%		259,693,682

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
New York — 12.1%
Housing — 8.6%
New York Mortgage Agency, RB, 31st Series A, AMT, 5.30%, 10/01/31	15,500	15,503,410
Utilities — 3.5%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	1,200	1,351,966
Series FF-2, 5.50%, 6/15/40	810	892,242
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	4,000	4,165,880
		6,410,088
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 12.1%		21,913,498
Total Long-Term Investments (Cost – $279,129,449) – 155.3%		281,607,180

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (h)(i)	2,108,707	2,108,707
Total Short-Term Investments (Cost – $2,108,707) – 1.1%		2,108,707
Total Investments (Cost - $281,238,156*) – 156.4%		283,715,887
Other Assets Less Liabilities – 1.8%		3,261,692
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (6.1)%		(11,093,809)
AMPS, at Redemption Value – (52.1)%		(94,501,771)
Net Assets Applicable to Common Shares – 100.0%		$181,381,999

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$269,432,879
Gross unrealized appreciation	$9,065,061
Gross unrealized depreciation	(5,871,527)
Net unrealized appreciation	$3,193,534

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
BIF New York Municipal Money Fund	10,549,049	(8,440,342)	2,108,707	$—

(i)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	5

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$281,607,180	—	$281,607,180
Short-Term Securities	$2,108,707	—	—	2,108,707
Total	$2,108,707	$281,607,180	—	$283,715,887

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: December 21, 2011